Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Accumulated other comprehensive income [Line Items]
Foreign Currency Translation Adjustment	$ (138.9)		$ (111.5)
Foreign Currency Translation Adjustment, Net change in fair value	0.0
Foreign Currency Translation Adjustment, Reclassification from other comprehensive income to earnings	0.0
Foreign Currency Translation Adjustment, Current period change	(27.4)	$ 16.5
Net Actuarial Loss Associated With Postretirement Plans And Workers' Compensation Obligation Net Of Tax	(303.4)		(317.5)
Net actuarial loss associated with postretirement plans and workers' compensation obligations, Net change in fair value	0.0
Net actuarial loss associated with postretirement plans and workers' compensation obligations, Reclassification from other comprehensive income to earnings	14.1	6.4
Net actuarial loss associated with postretirement plans and workers' compensation obligations, Current period change	0.0
Prior Service Cost Associated with Postretirement Plans	23.6		25.1
Prior service cost associated with postretirement plans, Net change in fair value	0.0
Prior service cost associated with postretirement plans, Reclassification from other comprehensive income to earnings	(1.5)	0.4
Prior service cost associated with postretirement plans, Current period change	0.0	(17.4)
Cash Flow Hedges	(416.6)		(360.9)
Cash flow hedges, Net change in fair value	(149.7)	116.2
Cash flow hedges, Reclassification from other comprehensive income to earnings	94.0	5.6
Cash flow hedges, Current period change	0.0
Available-For-Sale Securities	(0.2)		0.0
Available-For-Sale Securities, Net change in fair value	(0.2)
Available-for-sale securities, Reclassification from other comprehensive income to earnings	0.0
Available-for-sale securities, Current period charge	0.0
Total Accumulated Other Comprehensive (Loss) Income	(835.5)		$ (764.8)
Total Accumulated Other Comprehensive (Loss) Income, Net change in fair value	(149.9)
Total Accumulated Other Comprehensive (Loss) Income, Reclassification from other comprehensive income to earnings	106.6
Total Accumulated Other Comprehensive (Loss) Income, Current period change	(27.4)
Net actuarial loss postretirement health care and life insurance benefits operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(6.2)	(3.6)
Net actuarial loss defined benefit pension plans operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(8.3)	(6.2)
Net actuarial loss defined benefit pension plans selling and administrative expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(1.7)	(1.4)
Net actuarial loss insignificant items [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	2.1	1.0
Net actuarial loss associated with postretirement plans total before income taxes [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(14.1)	(10.2)
Net actuarial (loss) gain associated with postretirement plans and workers compensation obligations income tax benefit [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	0.0	3.8
Prior service cost postretirement plans postretirement health care and life insurance benefits operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	1.7	(0.3)
Prior service cost defined benefit pension plans operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(0.2)	(0.3)
Prior service cost associated with postretirement plans total before income taxes [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	1.5	(0.6)
Prior service cost associated with postretirement plans income tax benefit (provision) [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	0.0	0.2
Cash flow hedges foreign currency cash flow hedge contracts operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	(73.6)	(18.8)
Cash flow hedges fuel and explosives commodity swaps operating costs and expenses [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	(30.2)	(2.4)
Cash flow hedges coal trading commodity futures, swaps and options other revenues [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	13.3	17.8
Cash flow hedges insignificant items [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	(0.2)	(0.1)
Cash flow hedges total before income taxes [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	(90.7)	(3.5)
Cash flow hedges income tax benefit (provision) [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash flow hedges	$ (3.3)	$ (2.1)